Intangible Assets	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Intangible Assets
10.	Intangible Assets

	2026	2025	2024
	AUD$	AUD$	AUD$
Goodwill (Cost model) [1]	730,859	2,582,495	2,582,495
Technology	7,890,569	-	-
Software	5,042,206	-	-
Total Intangible assets	13,663,634	2,582,495	2,582,495

[1]	During the year ended June 30, 2026, the historical goodwill of AUD$2,582,495 relating to the legacy Australian oilseeds business was fully impaired and included within loss from discontinued operations, net of tax (refer to Note 4). The impairment was determined based on fair value less costs of disposal, referencing the nominal equity valuation and the purchaser’s contractual assumption of operational liabilities under the definitive disposal agreement. The ending goodwill balance of AUD$730,859 represents goodwill recognized from the acquisition of Rentbuddyuk on June 29, 2026 (refer to Note 5), measured in accordance with IFRS 3 based on independent valuation reports of acquired technology and identifiable net assets. Management determined that no impairment was required for Rentbuddyuk as of June 30, 2026.

Software
AUD$
Balance on June 30, 2025	-
Additions – acquired through business combination	92,432
Additions – internally developed	4,949,774
Amortization for the year[2]	-
Impairment	-
Exchange rate movements	-
Balance on June 30, 2026	5,042,206

[2]	TenantGraph software reached its intended available-for-use condition upon formal client milestone acceptance on June 29, 2026, resulting in nil active operating days and nil amortization for the year ended June 30, 2026.